EXHIBIT 99.3

John Deere Owner Trust 2010

Servicer’s Certificate

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011

$147,000,000 Class A-2 0.72% Asset Backed Notes due July 16, 2012

$267,000,000 Class A-3 1.32% Asset Backed Notes due May 15, 2014

$70,189,000 Class A-4 2.13% Asset Backed Notes due October 17, 2016

$39,240,380 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jun-13
Actual Payment Date (A/360)				17-Jun-13
Collection Period Begin Date				29-Apr-13
Collection Period End Date				26-May-13
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				33

(1)	Total Distribution Amount:			$73,998,287.45
	(a)	Total cash receipts during the month:		$73,812,159.04
	(b)	Administrative repurchases during the month:		$186,013.99
	(c)	Investment earnings on cash accounts:		$114.42

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$61,115.40
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$61,115.40
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$34,431,210.96
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$34,431,210.96
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	100.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$34,431,210.96

(5)	Noteholders’ Distributable Amount:			$34,492,326.36

(6)	Reserve Account balance:
	(a)	Beginning balance:		$14,948,588.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$204,755.95
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$204,755.95
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$204,755.95
	(e)	Ending Balance (after giving effect to all distributions):		$0.00
	(f)	Specified Reserve Account Balance:		$0.00

(7)	Servicing Fee:			$60,725.14
	(a)	Amount of Servicing Fee earned:		$60,725.14
	(b)	Amount of Servicing Fee paid:		$60,725.14
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$39,240,380.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		53.26%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$39,240,380.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$15,153,343.95

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$0.00

	(b)	Note Value as of the end of the related Collection Period:		$0.00

	(c)	Number of Accounts at the end of the related Collection Period:		0

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii)	Class A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$0.00
		(ii)	Class A-4 Note Pool Factor:	0.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$0.00
		(ii)	Certificate Pool Factor:	0.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:			$0.00

(15)	(i)	Aggregate amount of net losses for the collection period:	$(27,416.58)
	(ii)	Cumulative amount of net losses:	$1,347,945.26
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.18%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.00%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	4,270
	(b)	Number of loans at the end of the period:	0
	(c)	Weighted average remaining term on receivables:	0.00
	(d)	Prepayment amount - monthly:	$64,630,472.19
	(e)	Prepayment amount - life-to-date:	$148,305,607.88
	(f)	Weighted average APR of the pool assets:	0.00%
	(g)	Pool Factor:	0.00